Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Lease Commitments
Schedule of facility lease commitments due for the next five years, and thereafter

	Operating Leases	Capital Leases
2021	$2,303	$139
2022	2,372	183
2023	2,209	187
2024	1,216	190
2025	993	194
Thereafter	511	1,078
Total Minimum Lease Payments	$9,604	$1,971
Less: amount representing interest		(666)
Present value of minimum lease payments		1,305
Less: current obligation		(55)
Long-term obligations under capital lease		$1,250

Schedule of future minimum lease payments due to third parties and the related expected future receipts related to these lease vehicles

	Payments Due
	to Third Parties	Future Receipts
2021	$1,538	$1,862
2022	1,024	1,236
2023	596	711
2024	194	233
2025	2	3
Total	$3,354	$4,045